GOODWILL (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Apr. 01, 2020 JPY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Cash paid							¥ 50,000,000
Goodwill	$ 178,571	¥ 27,999,994	$ 178,571	¥ 27,999,994	$ 178,571	¥ 27,999,994